Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.0%
86,907	iShares 20+ Year Treasury Bond ETF	$14,861,097	4.0
71,436	iShares Core MSCI Emerging Markets ETF	3,693,955	1.0
195,335	Vanguard Global ex-U.S. Real Estate ETF	9,258,879	2.5
114,882	Vanguard Real Estate ETF	9,350,246	2.5

	Total Exchange-Traded Funds
	(Cost $39,146,014)	37,164,177	10.0

MUTUAL FUNDS: 88.7%
	Affiliated Investment Companies: 80.0%
1,280,964	Voya Floating Rate Fund - Class I	11,105,962	3.0
3,031,924	Voya Global Bond Fund - Class R6	29,803,815	8.1
4,795,711	Voya High Yield Bond Fund - Class R6	37,406,543	10.1
2,753,502	Voya Intermediate Bond Fund - Class R6	29,765,358	8.1
1,351,319	Voya Large Cap Value Fund - Class R6	14,850,998	4.0
415,378	Voya Large-Cap Growth Fund - Class R6	22,924,719	6.2
209,743	(1) Voya MidCap Opportunities Fund - Class R6	5,744,870	1.6
2,035,152	Voya Multi-Manager Emerging Markets Equity Fund - Class I	26,009,248	7.0
2,629,012	Voya Multi-Manager International Equity Fund - Class I	29,234,619	7.9
5,257,236	Voya Multi-Manager International Factors Fund - Class I	47,420,266	12.9
681,081	Voya Multi-Manager Mid Cap Value Fund - Class I	5,584,863	1.5
763,939	Voya Strategic Income Opportunities Fund - Class R6	7,440,764	2.0
2,425,683	Voya U.S. High Dividend Low Volatility Fund - Class R6	27,968,125	7.6
		295,260,150	80.0

	Unaffiliated Investment Companies: 8.7%
882,637	TIAA-CREF S&P 500 Index Fund - Class I	31,969,123	8.7

	Total Mutual Funds
	(Cost $328,759,370)	327,229,273	88.7

	Total Long-Term Investments
	(Cost $367,905,384)	364,393,450	98.7

SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
1,870,020	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.060%
	(Cost $1,870,020)	1,870,020	0.5

	Total Short-Term Investments
	(Cost $1,870,020)	1,870,020	0.5

	Total Investments in Securities (Cost $369,775,404)	$366,263,470	99.2
	Assets in Excess of Other Liabilities	2,770,806	0.8
	Net Assets	$369,034,276	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of July 31, 2020.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$37,164,177	$–	$–	$37,164,177
Mutual Funds	327,229,273	–	–	327,229,273
Short-Term Investments	1,870,020	–	–	1,870,020
Total Investments, at fair value	$366,263,470	$–	$–	$366,263,470
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,614,692	–	1,614,692
Futures	2,314,599	–	–	2,314,599
Total Assets	$368,578,069	$1,614,692	$–	$370,192,761
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,420,771)	$–	$(1,420,771)
Futures	(185,315)	–	–	(185,315)
Written Options	–	(911,005)	–	(911,005)
Total Liabilities	$(185,315)	$(2,331,776)	$–	$(2,517,091)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 7/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$21,255,513	$1,585,066	$(11,637,875)	$(96,742)	$11,105,962	$588,189	$(1,781,285)	$-
Voya Global Bond Fund - Class R6	42,823,279	3,769,635	(16,617,341)	(171,758)	29,803,815	1,297,471	(349,961)	-
Voya High Yield Bond Fund - Class R6	21,453,112	19,631,234	(4,370,915)	693,112	37,406,543	1,107,490	(112,319)	-
Voya Intermediate Bond Fund - Class R6	42,567,794	4,313,937	(17,589,135)	472,762	29,765,358	987,479	238,641	34,353
Voya Large Cap Value Fund - Class R6	28,125,704	4,132,179	(14,773,210)	(2,633,675)	14,850,998	326,752	(1,881,567)	1,942,939
Voya Large-Cap Growth Fund - Class R6	24,051,066	1,851,460	(5,043,996)	2,066,189	22,924,719	149,046	1,308,059	886,231
Voya MidCap Opportunities Fund - Class R6	6,508,678	373,073	(1,701,094)	564,213	5,744,870	-	24,321	373,072
Voya Multi-Manager Emerging Markets Equity Fund - Class I	29,947,257	1,666,387	(5,721,494)	117,098	26,009,248	518,296	868,156	160,358
Voya Multi-Manager International Equity Fund - Class I	25,937,420	8,399,720	(5,168,041)	65,520	29,234,619	514,327	402,723	-
Voya Multi-Manager International Factors Fund - Class I	60,928,416	2,484,715	(12,584,265)	(3,408,600)	47,420,266	1,902,248	(1,104,179)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	6,642,697	1,470,481	(1,283,853)	(1,244,462)	5,584,863	73,673	68,901	538,400
Voya Small Company Fund - Class R6	8,838,082	11,916,850	(22,781,187)	2,026,255	-	19,460	(3,433,641)	-
Voya Strategic Income Opportunities Fund - Class R6	17,101,969	1,493,201	(10,655,683)	(498,723)	7,440,764	378,610	(509,479)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	32,534,671	1,677,235	(3,780,034)	(2,463,747)	27,968,125	484,323	704,926	358,595
	$368,715,658	$64,765,173	$(133,708,123)	$(4,512,558)	$295,260,150	$8,347,364	$(5,556,704)	$4,293,948

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

At July 31, 2020, the following forward foreign currency contracts were outstanding for Voya Global Diversified Payment Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK 85,200,000	USD 8,939,138	Bank of America N.A.	08/05/20	$421,644
SEK 117,900,000	USD 12,681,464	Bank of America N.A.	08/05/20	746,471
USD 4,618,576	EUR 4,100,000	Bank of America N.A.	08/05/20	(211,137)
AUD 10,700,000	USD 7,397,947	Citibank N.A.	08/05/20	246,690
USD 5,743,395	CAD 7,800,000	Citibank N.A.	08/05/20	(79,904)
USD 4,232,086	JPY 454,500,000	Citibank N.A.	08/05/20	(61,571)
USD 21,315,925	GBP 17,100,000	Citibank N.A.	08/05/20	(1,068,159)
NZD 12,300,000	USD 7,957,490	The Bank of New York Mellon	08/05/20	199,887
				$193,921

At July 31, 2020, the following futures contracts were outstanding for Voya Global Diversified Payment Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	202	09/18/20	$14,925,780	$590,430
Mini MSCI Emerging Markets Index	293	09/18/20	15,665,245	772,339
S&P 500® E-Mini	63	09/18/20	10,280,025	494,740
			$40,871,050	$1,857,509
Short Contracts:
Mini MSCI EAFE Index	(80)	09/18/20	(7,254,400)	(58,552)
Tokyo Price Index (TOPIX)	(99)	09/10/20	(13,995,890)	457,090
U.S. Treasury 10-Year Note	(79)	09/21/20	(11,066,172)	(96,681)
U.S. Treasury 5-Year Note	(59)	09/30/20	(7,441,375)	(30,082)
			$(39,757,837)	$271,775

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

At July 31, 2020, the following OTC written equity options were outstanding for Voya Global Diversified Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
iShares MSCI EAFE Index Fund	BNP Paribas Bank	Call	08/06/20	USD	63.140	273,994	USD	17,001,328	$330,437	$(66,738)
iShares MSCI Emerging Markets ETF	Goldman Sachs International	Call	08/06/20	USD	42.530	150,482	USD	6,514,366	148,029	(142,257)
S&P 500® Index	UBS AG	Call	08/06/20	USD	3,215.570	7,681	USD	25,125,473	511,265	(548,006)
SPDR® S&P MidCap 400® ETF	UBS AG	Call	08/06/20	USD	333.290	18,602	USD	6,317,611	178,246	(154,004)
									$1,167,977	$(911,005)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

At July 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $369,243,170.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$18,593,360
Gross Unrealized Depreciation	(19,907,430)
Net Unrealized Depreciation	$(1,314,070)